U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

April 29, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Monetta Trust (the “Trust”)
File Nos.: 033-54822 and 811-07360
Monetta Young Investor Growth Fund (S000014582)

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (k) of Rule 497 of the Securities Act of 1933, as amended, attached herewith for filing please find the Summary Prospectus dated April 30, 2025, for the Monetta Young Investor Growth Fund (the “Fund”). PEA No. 60 to the Trust’s Registration Statement, which contains the Fund’s statutory Prospectus with a summary section substantively matching this Summary Prospectus, was filed on April 25, 2025.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 516-1521.

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
for U.S. Bank Global Fund Services